S000010818 [Member] Expense Example - Columbia Large Cap Enhanced Core Fund	Feb. 28, 2025 USD ($)
Columbia Large Cap Enhanced Core Fund Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	494
Expense Example, with Redemption, 10 Years	1,143
Columbia Large Cap Enhanced Core Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,432
Columbia Large Cap Enhanced Core Fund Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	424
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,714
Columbia Large Cap Enhanced Core Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	494
Expense Example, with Redemption, 10 Years	1,143
Columbia Large Cap Enhanced Core Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	220
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	$ 965